Transactions with Related Parties and Affiliates	12 Months Ended
Dec. 31, 2014
TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES [Abstract]
Transactions with Related Parties and Affiliates
NOTE 17 - TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES
Management fees: Pursuant to the amended Management Agreement, in each of October 2013, August 2014 and February 2015, the Manager,  a wholly owned subsidiary of Navios Holdings, provides commercial and technical management services to Navios Partners' vessels for a daily fee of: (a) $4.00 daily rate per Ultra-Handymax vessel; (b) $4.10 daily rate per Panamax vessel; (c) $5.10 daily rate per Capesize vessel; (d) $6.50 daily rate per Container vessel of TEU 6,800; (e) $7.20 daily rate per Container vessel of TEU 8,000; and  (f) $8.50 daily rate per very large Container vessel of more than TEU 13,000 through December 31, 2015  (see also Note 21).  Drydocking expenses under this agreement are reimbursed by Navios Partners at cost at occurrence.
Total management fees for the year ended December 31, 2014, 2013 and 2012 amounted to $50,359, $36,173 and $31,689, respectively.
General and administrative expenses: Pursuant to the Administrative Services Agreement, the Manager also provides administrative services to Navios Partners, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Navios Partners extended the duration of its existing Administrative Services Agreement with the Manager pursuant to the same terms, until December 31, 2017.
Total general and administrative expenses charged by Navios Holdings for the year ended December 31, 2014, 2013 and 2012 amounted to $6,089, $4,366 and $3,883, respectively.
Balance due to related parties: Included in the current liabilities as of December 31, 2014 was an amount of $1,880, which represented the current account payable to Navios Holdings and its subsidiaries. The balance mainly consisted of other payables for drydock and special survey expenses of $2,155 mitigated by other receivables of $275. Amounts due to related parties as of December 31, 2013 was $204 mainly relating to other payables.
Vessel Chartering: In February 2012, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Apollon, a 2000-built Ultra-Handymax vessel. The term of this charter was approximately two years, at a net daily rate of $12.5 for the first year and $13.5 for the second year, plus 50/50 profit sharing based on actual earnings. In January 2014, this charter was extended for approximately six months at a net daily rate of $13.5 plus 50/50 profit sharing based on actual earnings and in October 2014, this charter was further extended for approximately one year at a net daily rate of $12.5 plus 50/50 profit sharing based on actual earnings. For this charter, for the years ended December 31, 2014, 2013 and 2012, the total revenue of Navios Partners from Navios Holdings amounted to $4,768, $4,625 and $4,091, respectively.

In May 2012, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Prosperity, a 2007-built Panamax vessel. The term of this charter was approximately one year with two six-month extension options granted to Navios Holdings, at a net daily rate of $12.0 plus profit sharing. In April 2014, this charter was extended for approximately one year and the owners will receive 100% of the first $1.5 in profits above the base rate, and thereafter all profits will be split 50/50 to each party. For this charter, for the years ended December 31, 2014, 2013 and 2012, the total revenue of Navios Partners from Navios Holdings amounted to $4,317, $4,401 and $2,364, respectively.

In September 2012, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Libra, a 1995-built Panamax vessel. The term of this charter is approximately three years commencing in October 2012, at a net daily rate of $12.0 plus 50/50 profit sharing based on actual earnings. For this charter, for the years ended December 31, 2014, 2013 and 2012 the total revenue of Navios Partners from Navios Holdings amounted to $4,034, $4,471 and $902, respectively.
In May 2013, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Felicity, a 1997-built Panamax vessel. The term of this charter is approximately one year with two six-month extension options, at a net daily rate of $12.0 plus profit sharing. The owners will receive 100% of the first $1.5 in profits above the base rate, and thereafter all profits will be split 50/50 to each party. In February 2014, Navios Holdings exercised its first option to extend this charter, and in August 2014, Navios Holdings exercised its second option. For this charter, for the years ended December 31, 2014, 2013 and 2012, the total revenue of Navios Partners from Navios Holdings amounted to $4,383, $2,848 and $0, respectively.
In May 2013, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Aldebaran, a 2008-built Panamax vessel. The term of this charter is approximately six months commencing in June 2013, at a net daily rate of $11.0 plus profit sharing, with a six-month extension option. In December 2013, Navios Holdings exercised its option to extend this charter, at a net daily rate of $11.0 plus profit sharing. The owners will receive 100% of the first $2.5 in profits above the base rate, and thereafter all profits will be split 50/50 to each party. In July 2014, the Company further extended this charter for approximately six to nine months. For this charter, for the years ended December 31, 2014, 2013 and 2012, the total revenue of Navios Partners from Navios Holdings amounted to $4,036, $2,293 and $0, respectively.
In July 2013, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Hope, a 2005-built Panamax vessel. The term of this charter is approximately one year, at a net daily rate of $10.0. In December 2013, Navios Holdings extended this charter for approximately six months at a net daily rate of $10.0 plus 50/50 profit sharing based on actual earnings. For this charter, for the years ended December 31, 2014, 2013 and 2012, the total revenue of Navios Partners from Navios Holdings amounted to $3,395, $1,874 and $0, respectively. In July 2013, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Melodia, a 2010-built Capesize vessel. The term of this charter was approximately four months which commenced in July 2013, at a net daily rate of $15.0. The charter contract was completed in October 2013. For this charter, for the years ended December 31, 2014, 2013 and 2012, the total revenue of Navios Partners from the subsidiary of Navios Holdings amounted to $12, $1,717 and $0, respectively.
In July 2013, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Pollux, a 2009-built Capesize vessel, which was completed in August 2013. In August 2014, Navios Partners entered into another charter with a subsidiary of Navios Holdings for the Navios Pollux. The term of this charter was approximately three months which commenced in August 2014, at a daily rate of $21.3 net per day. The charter contract was completed in November 2014. For the years ended December 31, 2014, 2013 and 2012, the total revenue of Navios Partners from the subsidiary of Navios Holdings amounted to $2,496, $1,509 and $0, respectively.
Share Purchase Agreements: On June 14, 2012, Navios Partners entered into a share purchase agreement with a wholly owned subsidiary of Navios Holdings pursuant to which Navios Partners agreed to acquire the capital stock of the subsidiary that owns the vessel the Navios Buena Ventura, for a purchase price of $67,500.
On February 4, 2015, Navios Partners entered into a share purchase agreement with Navios Holdings pursuant to which Navios Holdings made an investment in the Company by purchasing common units, and general partnership interests, in order to maintain at least a 20% partnership interest in the Company.
Registration Rights Agreement: On February 4, 2015, in connection with the share purchase agreement as discussed above, Navios Partners entered into a registration rights agreement with Navios Holdings pursuant to which Navios Partners provide Navios Holdings with certain rights relating to the registration of the common units.
Revolving Loans to Navios Europe: Navios Holdings, Navios Maritime Acquisition Corporation (“Navios Acquisition”) and Navios Partners will make available to Navios Europe Inc. (“Navios Europe”) (in each case, in proportion to their ownership interests in Navios Europe) revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans”). See Note 18 for the Investment in Navios Europe and respective ownership interests.
The Navios Revolving Loans earn a 12.7% preferred distribution and are repaid from Free Cash Flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There are no covenant requirements or stated maturity dates.
As of December 31, 2014, Navios Partners' portion of the outstanding amount relating to portion of the investment in Navios Europe (5.0% of the $10,000) was $500, under the caption “Investment in affiliates” and the outstanding amount relating to the Navios Revolving Loans capital is $750, under the caption “Loans receivable from affiliates.” As of December 31, 2014 and December 31, 2013, the amounts undrawn from the Navios Revolving Loans was $9,100 and $18,500, respectively, of which Navios Partners was committed to fund $455 and $925, respectively.
Others: Navios Partners has entered into an omnibus agreement with Navios Holdings (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners' IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain drybulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Partners generally agreed not to acquire or own Panamax or Capesize drybulk carriers under time charters of three or more years without the consent of an independent committee of Navios Partners. In addition, Navios Holdings has agreed to offer to Navios Partners the opportunity to purchase vessels from Navios Holdings when such vessels are fixed under time charters of three or more years.
Navios Partners entered into an omnibus agreement with Navios Acquisition and Navios Holdings (the “Acquisition Omnibus Agreement”) in connection with the closing of Navios Acquisition's initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America, without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter drybulk carriers subject to specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries granted to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels it might own. These rights of first offer will not apply to a (i) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a counterparty, or (ii) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.
In connection with the Navios Maritime Midstream Partners L.P (“Navios Midstream”) initial public offering and effective November 18, 2014, Navios Partners entered into an omnibus agreement with Navios Midstream, Navios Acquisition and Navios Holdings pursuant to which Navios Acquisition, Navios Holdings and Navios Partners have agreed not to acquire or own any VLCCs, crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers under time charters of five or more years and also providing rights of first offer on certain tanker vessels.
As of December 31, 2014, Navios Holdings held a total of 14,223,763 common units, representing a 18.0% common unit interest in Navios Partners and general partner interest of 2.0%.
On November 15, 2012 (as amended in March 2014), Navios Holdings and Navios Partners entered into an agreement by which Navios Holdings will provide supplemental credit default insurance with a maximum cash payment of $20,000. As of December 31, 2014, the Company had not put forth any claims to Navios Holdings in connection with this supplemental insurance.